Share capital, share premium and transaction costs on new equity instruments	9 Months Ended
Sep. 30, 2023
Share Capital and Share Premium [Abstract]
Share capital, share premium and transaction costs on new equity instruments	Share capital, share premium and transaction costs on new equity instruments
Share capital
As at September 30, 2023, the issued share capital of the Company amounts to €32,142 thousand (December 31, 2022: 32,061 thousand), divided into 267,854,160 ordinary shares of €0.12 per share (December 31, 2022: 267,177,592 ordinary shares of €0.12 per share). They entitle the holders to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of shares held. The authorized share capital of the Company as at September 30, 2023 amounted to €108,000 thousand (December 31, 2022: €108,000 thousand), divided into 900,000,000 ordinary shares of € 0.12 per share (December 31, 2022: 900,000,000 ordinary shares of € 0.12 per share).
Issuance of ordinary shares related to the IPO Grant Shares award under the LTIP
On June 9, 2023, 9,600 ordinary shares, with a nominal value of €0.12 per share, were issued for no consideration to employees of the Company. These shares relate to the IPO Grant Shares award under LTIP as described in note 7.3.
Issuance of ordinary shares related to the RSUs award under the LTIP
On August 10, 2023, 666,968 ordinary shares, with a nominal value of €0.12 per share, were issued for no consideration to eligible members of the board of directors. These shares relate to the RSUs award under the LTIP as described in note 7.3.
Transaction costs for the future issuance of ordinary shares in exchange of Public Warrants
During the nine months ended September 30, 2023, the Group incurred transaction costs of €972 thousand (nine months ended September 30, 2022: € nil) that are directly attributable to the future issuance of ordinary shares in relation to the exchange of Public Warrants. These transaction costs have been recorded as a deduction to share premium. For further details on the exchange of Public Warrants, refer to Note 20.
Share capital and share premium movements
Movement of share capital and share premium are as follows:

	Notes	Shares	Price per share (in €)	Share Capital (in €'000)	Share Premium (in €'000)
As at January 1, 2022		100	1.00	—	61,888
Immediately prior to the Allego Holding and Spartan Acquisition Corp. III merger (“the SPAC Transaction”)
Shareholder loan equity conversion March 16, 2022		2	1.00	—	101,931
E8 Special Fee Arrangement March 16, 2022		22	1.00	—	—
As at March 16, 2022 immediately prior to the closing of the SPAC Transaction		124	1.00	—	163,819
Resulting from the Allego Holding and Spartan Acquisition Corp. III merger (“the SPAC Transaction”)
Elimination old shares March 16, 2022		(124)	1.00	—	—
Share Capital increase on conversion March 16, 2022		235,935,061	0.12	28,312	(28,311)
Share Capital Spartan March 16, 2022		14,907,582	0.12	1,789	85,808
Share Capital for PIPE March 16, 2022		12,500,000	0.12	1,500	108,515
Share Capital for PIPE March 22, 2022		2,500,000	0.12	300	22,375
Other equity movements in the nine months ended September 30, 2022
Private warrants exercise April 15, 2022		1,334,949	0.12	160	13,694
As at September 30, 2022		267,177,592	0.12	32,061	365,900
As at January 1, 2023		267,177,592	0.12	32,061	365,900
Issuance of shares under the LTIP from IPO Grant Shares June 9, 2023		9,600	0.12	1	—
Issuance of shares under the LTIP from RSUs August 10, 2023		666,968	0.12	80	—
Transaction costs related to issuance of ordinary shares in exchange of Public Warrants		—	—	—	(972)
As at September 30, 2023		267,854,160	0.12	32,142	364,928
All the shares issued have been fully paid at the date of the capital issuance.